Retirement benefits	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Retirement Benefits	Retirement benefits
Retirement benefits are provided in most of the countries where Shell has operational activities. Shell offers these benefits through funded and unfunded defined benefit plans and defined contribution plans. The most significant pension plans are in the Netherlands, UK and USA.
Other post-employment benefits (OPEB) comprising retirement health care and life insurance are also provided in certain countries. The most significant OPEB plan is in the USA.
24. Retirement benefits continued

Financial position

	$ million
	Dec 31, 2024	Dec 31, 2023
Obligations	(66,054)	(78,024)
Plan assets	69,707	79,961
Asset ceilings	(402)	(335)
Surplus	3,251	1,602
Retirement benefits in the Consolidated Balance Sheet:
Non-current assets	10,003	9,151
Non-current liabilities:	(6,752)	(7,549)
Non-current liabilities - Pensions	(3,874)	(4,448)
Non-current liabilities - OPEB	(2,878)	(3,101)
Total	3,251	1,602

Retirement benefit expense

	$ million
	2024	2023	2022
Defined benefit plans:
Current service cost, net of plan participants' contributions	802	731	1,100
Interest expense on defined pension benefit obligations	2,757	3,072	1,584
Interest income on plan assets	(2,999)	(3,417)	(1,732)
Interest expense on OPEB obligations	154	166	120
Current OPEB service cost	38	36	57
Other [A]	(457)	262	246
Total	295	850	1,375
Defined contribution plans	514	474	420
Total retirement benefit expense	809	1,324	1,795
[A]Mainly related to plan amendments and curtailments on pension plans and OPEB plans.
Retirement benefit expenses are presented principally within production and manufacturing expenses and selling, distribution and administrative expenses in the Consolidated Statement of Income. Interest income on plan assets is calculated using the same rate as that applied to the related defined benefit obligations for each plan to determine interest expense.

Remeasurements

	$ million
	2024	2023	2022
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions on pensions [A]	4,445	(1,513)	28,840
Due to changes in financial assumptions on OPEB [A]	249	(264)	527
Due to experience adjustments on pensions [B]	(701)	(491)	(2,956)
Due to experience adjustments on OPEB [B]	(259)	230	1,480	[D]
Due to changes in demographic assumptions on pensions [C]	445	(299)	27
Due to changes in demographic assumptions on OPEB [C]	87	(38)	25
Total	4,266	(2,375)	27,943
Return on plan assets in (shortage)/excess of interest income	(2,319)	1,243	(20,612)
Other movements	(93)	44	(349)
Total remeasurements	1,854	(1,088)	6,982
[A]Mainly relates to changes in the discount rate and inflation assumptions.
[B]Experience adjustments arise from differences between the actuarial assumptions made in respect of the year and actual outcomes.
[C]Mainly relates to updates in mortality assumptions.
[D]In 2022, experience adjustments in OPEB includes $782 million to reflect the impact of prescription drug rebates.
24. Retirement benefits continued
Defined benefit plan obligations

2024

	$ million, except where indicated
	Pension benefits						Other post-employment benefits
	The Netherlands	UK	USA		Rest of the world		OPEB [C]	Total
At January 1	26,746	19,074	15,579		13,524		3,101	78,024
Current service cost	186	148	239		215		38	826
Interest expense	847	847	507		556		154	2,911
Actuarial gains	(1,377)	(1,793)	(997)		(22)		(77)	(4,266)
Benefit payments	(1,076)	(1,081)	(702)		(770)		(141)	(3,770)
Other movements	(251)	(1)	(5,030)	[A]	540		(95)	(4,837)
Currency translation differences	(1,498)	(237)	—		(997)		(102)	(2,834)
At December 31	23,577	16,957	9,596		13,046	[B]	2,878	66,054
Comprising:
Funded pension plans	23,577	16,638	8,787		10,913			59,915
Weighted average duration	15 years	12 years	12 years		13 years			13 years
Unfunded pension plans		319	809		2,133			3,261
Weighted average duration		15 years	8 years		11 years			11 years
Unfunded OPEB plans							2,878	2,878
Weighted average duration							12 years	12 years
[A]Other movements mainly include the contract that the defined benefit pension plan in the USA, Shell Pension Plan, has entered into with a third-party insurance company to settle $5,052 million of pension liabilities. The settlement price consisted of $4,920 million of pension assets.
[B]Rest of the world includes pension plans in Germany ($3,234 million) and Canada ($3,641 million) which are the largest pension plans in this category.
[C]Mainly related to post-retirement medical benefits in the USA.

2023

	$ million, except where indicated
	Pension benefits					Other post-employment benefits
	The Netherlands	UK	USA	Rest of the world		OPEB [B]	Total
At January 1	24,608	17,791	14,793	13,410		2,879	73,481
Current service cost	184	145	215	179		36	759
Interest expense	904	881	695	592		166	3,238
Actuarial losses	929	257	832	285		72	2,375
Benefit payments	(1,032)	(1,014)	(956)	(757)		(88)	(3,847)
Other movements	252	—	—	(63)		—	189
Currency translation differences	901	1,014	—	(122)		36	1,829
At December 31	26,746	19,074	15,579	13,524	[A]	3,101	78,024
Comprising:
Funded pension plans	26,746	18,734	14,695	11,298			71,473
Weighted average duration	16 years	15 years	11 years	13 years			14 years
Unfunded pension plans		340	884	2,226			3,450
Weighted average duration		16 years	8 years	11 years			11 years
Unfunded OPEB plans						3,101	3,101
Weighted average duration						13 years	13 years
[A]Rest of the world includes pension plans in Germany ($3,647 million) and Canada ($3,930 million) which are the largest pension plans in this category.
[B]Mainly related to post-retirement medical benefits in the USA.
24. Retirement benefits continued
Defined benefit plan assets

2024

	$ million
	Pension benefits
	The Netherlands	UK	USA		Rest of the world		Total
At January 1	30,266	22,320	14,835		12,540		79,961
Return on plan assets in excess of interest income	(34)	(2,435)	(566)		716		(2,319)
Interest income	946	995	487		571		2,999
Employer contributions	2	36	262		109	[B]	409
Plan participants' contributions	12	17	—		7		36
Benefit payments	(1,076)	(1,081)	(702)		(731)		(3,590)
Other movements	(9)	(22)	(4,891)	[A]	470		(4,452)
Currency translation differences	(1,777)	(270)	—		(1,290)		(3,337)
At December 31	28,330	19,560	9,425		12,392	[C]	69,707
[A]Other movements mainly include the contract that the defined benefit pension plan in the USA, Shell Pension Plan, has entered into with a third-party insurance company to settle $5,052 million of pension liabilities. The settlement price consisted of $4,920 million of pension assets.
[B]Includes a netted amount of $108 million received from a captive structure in relation to pension plans reinsured in Rest of the world.
[C]Rest of the world includes pension plans in Germany ($2,705 million) and Canada ($3,179 million) which are the largest pension plans in this category.

2023

	$ million
	Pension benefits
	The Netherlands	UK	USA	Rest of the world		Total
At January 1	27,986	21,963	14,243	12,564		76,756
Return on plan assets in excess of interest income	833	(999)	609	800		1,243
Interest income	1,035	1,094	679	609		3,417
Employer contributions	419	34	274	(23)	[A]	704
Plan participants' contributions	11	16	—	7		34
Benefit payments	(1,032)	(1,014)	(957)	(703)		(3,706)
Other movements	(6)	(16)	(13)	17		(18)
Currency translation differences	1,020	1,242	—	(731)		1,531
At December 31	30,266	22,320	14,835	12,540	[B]	79,961
[A]Includes the netted amount of $212 million received from the captive structure in relation to pension plans reinsured in Rest of the world.
[B]Rest of the world includes pension plans in Germany ($2,730 million) and Canada ($3,504 million) which are the largest pension plans in this category.
The table below presents percentages derived from a weighted average calculation of the investments in the plan assets.

Type of pension assets

	2024	2023
Quoted in active markets:
Equities [A]	12%	12%
Debt securities [B]	68%	71%
Real estate	2%	1%
Unquoted
Equities	13%	12%
Debt securities	4%	4%
Real estate	6%	7%
Investment funds	3%	3%
Debt repurchase agreements [C]	(12)%	(11)%
Other	1%	—%
Cash	3%	1%
[A]Equity securities (quoted) are mainly related to investments of the Netherlands pension fund.
[B]Debt securities (quoted) are mainly related to the investments of the UK and the Netherlands pension funds.
[C]Debt repurchase agreements are mainly related to UK member-defined pension plans to fund liability-driven investments. In addition to these contracts, derivatives including interest rate and inflation swaps are used in the principal defined benefit plan in the Netherlands for liability matching strategies.
24. Retirement benefits continued
Employer contributions to funded defined benefit pension plans are based on actuarial valuations in accordance with local regulations and are estimated to be $862 million in 2025.
Characteristics of significant defined benefit and defined contribution plans and regulatory framework
The Netherlands
The principal defined benefit pension plan in the Netherlands is a funded career-averaged pension arrangement with retired employees drawing benefits as an annuity, with a surplus of $4,753 million reported as at December 31, 2024, (2023: $3,520 million surplus). While the plan was closed to employees hired or rehired after July 1, 2013, it currently remains open for ongoing accrual for existing active members. Active members account for 21% (2023: 23%) of the total defined benefit liability in the Netherlands. From July 1, 2013 onwards, new employees in the Netherlands are entitled to membership of a defined contribution pension plan.
In line with Dutch regulations, the defined benefit pension plan has a joint Trustee Board with trustee representatives nominated by the Company, the Central Staff Council and retired members. The defined benefit pension plan also has an Accountability Council comprising members nominated by the Company, the Central Staff Council and retired members. Furthermore, there is a Supervisory Committee, which includes external experts from the pension industry, to oversee management, compliance and operations of the fund. The defined contribution pension plan has a one-tier Trustee Board with an independent chair, trustee representatives nominated by the Company and the Central Staff Council, as well as two executive board members. The defined contribution fund also has an Accountability Council comprised of members nominated by the Company and the Central Staff Council. Both Trustee Boards are responsible for administering the plans in line with the Dutch "Pensioenwet" (PW), including corporate governance, investment strategy for the pension plans' assets and paying member benefits, and are required to act in the best interests of the members.
Dutch pension reform
As per July 1, 2023, new pension legislation ("Wet Toekomst Pensioenen" (WTP)) came into effect in the Netherlands, with implementation required prior to January 2028. This legislation aims to create a more resilient and adaptable pensions system that can better accommodate demographic changes and economic fluctuations while providing adequate retirement income. The legislation requires all future pension accruals to be in a defined contribution framework, with the intention that existing benefits accrued in pension funds are also converted into a defined contribution framework. The new regulatory framework will impact Shell's existing defined benefit pension plan, net pension scheme and defined contribution pension plan in the Netherlands.
In response to the new pension legislation the Company, with the consent of the Central Staff Council in the Netherlands, decided on June 25, 2024, that all future pension accruals from January 1, 2027, will be under a defined contribution framework. The new pension scheme(s) and associated transition measures were laid down in separate transition plans. In July 2024, these were formally submitted to the Trustee Boards of the pension funds for their acceptance. It is the intention that the gross defined benefit scheme of Shell will be transferred into a new defined contribution plan from January 1, 2027, and that the defined contribution plan of Shell will be transformed on January 1, 2026.
The transition plan for the defined benefit plan states that the transfer into a new defined contribution plan is subject to the local funding level of the plan remaining above an agreed level (125%) during the predetermined transition period. If the Trustee Board of the defined benefit plan formally accepts the transition plan (expected in 2025), Shell will derecognise the pension surplus, based on asset ceiling principles, resulting in a loss in other comprehensive income and an additional "minimum funding requirement" for an expected final cash contribution. Subsequently, at the date of transition (December 31, 2026), a charge to the Consolidated Statement of Income is expected in respect of the surplus previously derecognised. The likelihood of acceptance of the plan, and the extent to which the funding level will meet the agreed 125% threshold, is subject to uncertainty. If the funding level of the defined benefit plan falls below 125% during the transition period, the transition plan and anticipated cash contributions may need to be reassessed.
The amounts to be recognised which will be determined at each respective date are subject to uncertainty and market risks and may have a material impact on Shell's financial condition, results of operations and cash flows.
UK
The four largest defined benefit pension plans for employees in the UK are funded final salary pension arrangements with retired employees mainly drawing benefits as an annuity with the option to take a portion as a lump sum. The three plans are separate and independent plans and cannot be netted against each other. In total, the plans reported a surplus of $2,603 million as at December 31, 2024 (2023: surplus of $3,246 million), which is after netting of unfunded plans of $319 million (2023: $340 million) which are reported as non-current liabilities on the balance sheet. All three plans were closed to new employees hired or rehired. However, two plans currently remain open for ongoing accrual for existing active members. Active members account for 14% (2023: 16%) of the total defined benefit liability in the UK. From March 1, 2013, onwards new employees in the UK are entitled to membership of a defined contribution pension plan.
In line with UK regulations, the principal defined benefit pension plan is governed by a corporate trustee whose board comprises four trustee directors nominated by the Company, including the chair and four member-nominated trustee directors. The defined contribution pension plan is governed by a corporate trustee whose board comprises of three company-nominated directors, including the chair and two member-nominated trustee directors. The trustees are responsible for administering the plans in line with the Trust Deed and Regulations, including setting the investment strategy for the pension plans' assets and paying member benefits, and are required to act in the best interests of the members of the pension plans.
For the funded defined benefit pension plan for former BG employees, the BG Pension Scheme (BGPS), the Board of Trustees of the BG Pension Scheme decided to enter into a qualifying insurance contract for the full scheme (buy in) with a third-party insurer which was executed on September 11, 2024. This policy replaces the previous investments held to support the BGPS's benefits, and as a consequence, the longevity and investment risks have been transferred in full to the insurer. The liabilities relating to the scheme remain on the balance sheet but are now fully insured. The scheme has defined benefit liabilities of $1,270 million and a surplus of $105 million reported at December 31, 2024.
24. Retirement benefits continued
USA
The principal defined benefit pension plan in the USA is a funded final average pay pension plan with a surplus of $638 million reported as at December 31, 2024 (2023: $140 million surplus). After retirement, all retirees can choose to draw their benefits as an annuity, whereas others also have the choice to take their benefit in a lump sum. There is also an unfunded defined benefit pension plan with a deficit of $809 million (2023: $884 million deficit). The benefits under this plan are taken primarily in a lump sum. In addition, the Company provides a defined contribution benefit plan. The funded defined benefit, unfunded defined benefit, and Shell's defined contribution pension plans are subject to the provisions of the Employee Retirement Income Security Act (ERISA).
In line with Shell Group's strategic objectives and risk management, on January 30, 2024, the principal defined benefit pension plan in the USA, Shell Pension Plan, entered into a contract with a third-party insurance company to settle $5,052 million of pension liabilities. The settlement price consisted of $4,920 million of pension assets. As a result of this transaction, all legal and constructive obligations for a tranche of benefits provided by the Shell Pension Plan have been eliminated. A gain on settlement of $101 million (after associated adjustment for deferred tax) has been recognised in Shell's Consolidated Statement of Income. As a consequence, as of December 31, 2024, the total active members increased to 30% (2023: 23%) of the total defined benefit liability in the USA.
Both the funded defined benefit pension plan and the defined contribution pension plan are governed by trustees who are appointed by the Plan Sponsor and are named fiduciaries with respect to the plans. The trustees are generally responsible for investment-related matters, appointing the Plan Administrator, maintaining general oversight and deciding appeals of participants.
USA OPEB
The Company also sponsors other post-retirement employee benefits (OPEB), mainly in the USA. The OPEB plans in the USA provide medical, dental and vision benefits, as well as life insurance benefits to eligible retired employees. The plans are unfunded, and the Company and retirees share the costs of the premiums with a deficit of $2,337 million reported as at December 31, 2024 (2023: $2,267 million deficit). The plan that provides post-retirement medical benefits in the USA is closed to employees hired or rehired on or after January 1, 2017. Certain life insurance benefits are paid by the Company.
Significant funding requirements:
￮Additional contributions to the Dutch defined benefit pension plan would be required if the 12-month rolling average local funding percentage falls below 105% for six months or more. At the most recent 2024 funding valuation, the local funding percentage was above this level.
￮There are no set minimum statutory funding requirements for the UK plans. A professional qualified independent actuary, appointed by the trustee board, undertakes a local funding valuation typically every three years. The most recent completed funding valuation for the principal defined benefit plan was undertaken as at December 31, 2023, and revealed a funding ratio of 108% and therefore no sponsor contributions (except for salary sacrifice contributions) were payable under the schedule of contributions.
￮Under the Pension Protection Act, US pension plans are subject to minimum required contribution levels based on the funding position.
No contributions are required based on the most recent funding valuation.
Associated risks to which retirement benefits are exposed
There are inherent risks associated with defined benefit pension and OPEB plans. These risks are related to various assumptions made on valuation of the liabilities and the cash funding requirement of the underlying plans. Volatility in capital markets or government policies, and the resulting consequences for investment performance, interest and inflation rates, as well as changes in assumptions for mortality, retirement age or pensionable remuneration at retirement, could result in significant changes to the funding level of future liabilities. In case of a shortfall, there could be a requirement to make substantial cash contributions (depending on the applicable local regulations).
These inherent risks are managed by a pension forum, chaired by the Chief Financial Officer, which oversees Shell's pension strategy, policy and operations. The forum is supported by a risk committee in reviewing the results of the assurance process with respect to pension risk.
Investment strategies
Long-term investment strategies of plans are generally determined by the relevant pension plan trustees using a structured asset/liability modelling approach to define the asset mix that best meets the objectives of optimising returns within agreed risk levels, while maintaining adequate funding levels.
Principal and actuarial assumptions
The principal assumptions applied in determining the present value of defined benefit obligations and their bases were as follows:
￮rates of increase in pensionable remuneration, pensions in payment and health care costs: historical experience and management's long-term expectation;
￮discount rates: prevailing long-term AA corporate bond yields, chosen to match the currency and duration of the relevant obligation; and
￮mortality rates: published standard mortality tables for the individual countries concerned adjusted for Shell experience where statistically significant.
The weighted averages for those assumptions and related sensitivity information as at December 31, 2024 are presented below. Sensitivity information indicates by how much the defined benefit obligations would increase or decrease if a given assumption were to increase or decrease with no change in other assumptions. The sensitivity analyses may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation from one another. The weighted averages are at nominal terms and based on market expectations at December 31, 2024.
24. Retirement benefits continued

			$ million, except where indicated
			Effect of using alternative assumptions
	Assumptions used at nominal rates		Increase/(decrease) in defined benefit obligations
	Dec 31, 2024	Dec 31, 2023	Range of assumptions	Dec 31, 2024		Dec 31, 2023
Rate of increase in pensionable remuneration [A]	3.9%	3.9%	-1% to +1%	(421)	469	(828)	915
of which the Netherlands [B]	3.3%	3.3%
of which the UK	3.5%	4.1%
of which the USA	4.6%	4.6%
Rate of increase in pensions in payment	2.0%	1.9%	-1% to +1%	(4,978)	6,045	(5,599)	6,713
of which the Netherlands	2.1%	2.4%
of which the UK	2.9%	2.8%
of which the USA	—%	—%
Discount rate for pension plans	4.5%	4.1%	-1% to +1%	8,641	(6,925)	10,560	(8,472)
of which the Netherlands	3.5%	3.3%
of which the UK	5.5%	4.6%
of which the USA	5.6%	4.9%
Inflation rate for defined benefit obligation [C]	2.1%	2.0%	-1% to +1%	(5,328)	6,494	(6,034)	7,300
of which the Netherlands	2.1%	2.4%
of which the UK	3.0%	2.9%
Expected age at death for persons aged 60:
Men	88 years	88 years	-1 year to +1 year	(970)	981	(1,166)	1,143
of which the Netherlands	88 years	88 years
of which the UK	87 years	87 years
of which USA	88 years	87 years
Women	89 years	89 years	-1 year to +1 year	(850)	874	(1,006)	1,041
of which the Netherlands	90 years	90 years
of which the UK	89 years	89 years
of which the USA	89 years	89 years
Rate of increase in health care costs [D]	8.0%	7.0%	-1% to +1%	(295)	359	(338)	422
Discount rate for health care plans [D]	6.0%	5.6%	-1% to +1%	390	(314)	457	(358)
[A]Based on active members.
[B]Decrease is mainly due to the Netherlands (WTP).
[C]Excluding US funds in the weighted average inflation rate, because of the insignificant impact on the defined benefit obligation.
[D]Mainly related to post-retirement health care benefits in the USA.